Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Plant and Equipment

The estimated useful lives of the plant and equipment are as follows:

Computer	36 months
Furniture and fittings	36 months
Office equipment	36 months
Leasehold improvement	Shorter of lease term or estimated useful life

Schedule of Foreign Currency Translation
	December 31, 2019	December 31, 2018

Year end RMB: US$ exchange rate	6.96676	6.87644
Annual average RMB: US$ exchange rate	6.89955	6.61464